SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

March 31, 2020

Description	Par Value	Fair Value

ASSET-BACKED SECURITIES (A) — 100.5%

CAYMAN ISLANDS — 75.8%
ABPCI Direct Lending Fund CLO I, Ser 2019-1A, Cl CR 6.339%, VAR ICE LIBOR USD 3 Month+4.520% 07/20/29 (B)	$12,466,000	$9,096,565
ABPCI Direct Lending Fund CLO V, Ser 2019-5A, Cl C 6.135%, VAR ICE LIBOR USD 3 Month+5.000% 04/20/31 (B)	11,000,000	7,602,870
ABPCI Direct Lending Fund CLO VII, Ser 2019-7A, Cl C2 6.885%, VAR ICE LIBOR USD 3 Month+5.750% 10/20/31 (B)	4,300,000	3,116,683
Apex Credit CLO, Ser 2018-2A, Cl E 7.665%, VAR ICE LIBOR USD 3 Month+6.530% 10/20/31 (B)	14,300,000	5,005,000
Apex Credit CLO, Ser 2018-2A, Cl F 10.115%, VAR ICE LIBOR USD 3 Month+8.980% 10/20/31 (B)	7,600,000	1,900,000
Arch Street CLO, Ser 2018-2A, Cl DR 4.885%, VAR ICE LIBOR USD 3 Month+3.750% 10/20/28 (B)	8,000,000	6,208,800
Ares XXXIV CLO, Ser 2015-2A, Cl SUB 04/17/33 (B)(C)	61,987,000	23,555,060
Ares XXXIV CLO, Ser 2020-2A, Cl FR 9.376%, VAR ICE LIBOR USD 3 Month+8.600% 04/17/33 (B)	11,250,000	5,062,500
B&M CLO, Ser 2014-1A, Cl E 7.593%, VAR ICE LIBOR USD 3 Month+5.750% 04/16/26 (B)	5,250,000	2,467,500
Battalion CLO IV, Ser 2013-4A, Cl SUB 10/22/25 (B)(C)	31,800,000	159,000
Battalion CLO VII, Ser 2014-7A, Cl SUB 07/17/28 (B)(C)	12,746,000	3,186,500
Battalion CLO VIII, Ser 2020-8A, Cl D1R2 7.885%, VAR ICE LIBOR USD 3 Month+6.750% 07/18/30 (B)	10,990,000	6,435,744
Battalion CLO X, Ser 2016-10A, Cl SUB 01/24/29 (B)(C)	25,270,000	13,898,500
Battalion CLO XI, Ser 2017-11A, Cl SUB 10/24/29 (B)(C)	38,324,300	13,413,505
Battalion CLO XII, Ser 2018-12A, Cl SUB 05/17/31 (B)(C)	46,533,517	20,940,083
Battalion CLO XIV, Ser 2019-14A, Cl SUB 04/20/32 (C)	47,870,000	21,541,500
Benefit Street Partners CLO, Ser 2018-5BA, Cl SUB 04/20/31 (C)	30,840,000	12,181,800
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB 07/20/29 (B)(C)	21,904,000	5,914,080
Benefit Street Partners CLO III, Ser 2017-IIIA, Cl DR 7.735%, VAR ICE LIBOR USD 3 Month+6.600% 07/20/29 (B)	3,000,000	1,260,000
Benefit Street Partners CLO IV 07/20/26 (B)(C)	30,796,000	4,003,480
Benefit Street Partners CLO IX 07/20/25 (B)(C)	22,625,000	7,918,750
Benefit Street Partners CLO V 10/20/26 (B)(C)	19,200,000	96,000
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB 10/18/29 (B)(C)	36,203,000	5,607,845
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB 07/18/27 (C)	36,750,000	8,518,650
Benefit Street Partners CLO VIII, Ser 2015-8A, Cl SUB (B)(C)	36,680,000	16,872,800
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB 01/15/29 (B)(C)	35,364,000	5,990,662
Benefit Street Partners CLO XII, Ser 2017-12A, Cl SUB 10/15/30 (B)(C)	40,364,000	13,320,120
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB 04/20/31 (B)(C)	37,334,000	14,933,600
Benefit Street Partners CLO XVIII, Ser 2019-18A, Cl SUB 10/15/32 (B)(C)	28,603,500	21,158,009
Brigade Debt Funding I, Ser 2018-1A, Cl SUB 04/25/36 (C)	55,000,000	36,190,000

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

March 31, 2020

Description	Par Value	Fair Value

Brigade Debt Funding II, Ser 2018-2A, Cl SUB 10/25/35 (B)(C)	$20,000,000	$12,100,000
Cathedral Lake CLO, Ser 2014-1A, Cl SUB 10/15/29 (B)(C)	18,200,000	4,368,000
Cathedral Lake CLO, Ser 2017-1A, Cl CR 4.719%, VAR ICE LIBOR USD 3 Month+3.500% 10/15/29 (B)	5,000,000	3,750,000
Cathedral Lake CLO, Ser 2017-1A, Cl DR 8.469%, VAR ICE LIBOR USD 3 Month+7.250% 10/15/29 (B)	14,464,000	9,112,320
Cathedral Lake CLO III, Ser 2015-3A, Cl SUB 01/15/26 (B)(C)	29,485,000	12,383,700
Cathedral Lake V, Ser 2018-5A, Cl E 7.235%, VAR ICE LIBOR USD 3 Month+6.100% 10/21/30 (B)	9,000,000	5,760,000
Cathedral Lake V, Ser 2018-5A, Cl SUB 10/21/30 (B)(C)	30,838,000	14,802,240
Dryden 75 CLO, Ser 2019-75A, Cl SUB 07/15/30 (B)(C)	24,090,000	13,731,300
Elevation CLO, Ser 2014-2A, Cl SUB 10/15/29 (B)(C)	14,400,000	2,880,000
Elevation CLO, Ser 2017-2A, Cl ER 7.569%, VAR ICE LIBOR USD 3 Month+6.350% 10/15/29 (B)	7,500,000	5,088,142
Elevation CLO, Ser 2017-2A, Cl FR 9.859%, VAR ICE LIBOR USD 3 Month+8.640% 10/15/29 (B)	8,550,000	4,859,604
Elevation CLO, Ser 2017-8A, Cl F 9.654%, 10/25/30	6,650,000	3,307,493
Elevation CLO, Ser 2018-10A, Cl E 7.425%, VAR ICE LIBOR USD 3 Month+6.290% 10/20/31 (B)	14,000,000	8,099,454
Elevation CLO, Ser 2018-10A, Cl SUB 10/20/31 (B)(C)	40,850,000	18,883,729
Evans Grove CLO, Ser 2018-1A, Cl E 8.113%, VAR ICE LIBOR USD 3 Month+6.500% 05/28/28 (B)	9,000,000	5,850,000
Figueroa CLO, Ser 2013-2A, Cl SUB 06/20/27 (B)(C)	12,967,000	986,789
Garrison Funding, Ser 2019-1A, Cl A2L 3.885%, VAR ICE LIBOR USD 3 Month+2.750% 07/20/31 (B)	2,667,000	2,229,105
Great Lakes CLO, Ser 2014-1A, Cl ER 9.331%, 10/15/29	10,378,000	5,925,838
Great Lakes CLO, Ser 2014-1A, Cl FR 11.831%, 10/15/29	6,063,000	2,655,594
Great Lakes CLO, Ser 2014-1A, Cl SUB 10/15/29 (B)(C)	16,940,000	4,116,420
Great Lakes CLO, Ser 2015-1A, Cl ER 9.203%, 01/16/30	17,689,000	9,817,395
Great Lakes CLO, Ser 2015-1A, Cl FR 11.843%, 01/16/30	6,517,000	2,782,759
Great Lakes CLO, Ser 2015-1A, Cl SUB 01/16/30 (B)(C)	24,580,042	4,269,553
Halcyon Loan Advisors Funding, Ser 2018-2A, Cl D 8.702%, 01/22/31	15,700,000	10,139,060
Ivy Hill Middle Market Credit Fund, Ser 2013-7A, Cl SUB 10/20/29 (B)(C)	19,066,500	2,368,059
Ivy Hill Middle Market Credit Fund VII, Ser 2017-7A, Cl ER 8.865%, VAR ICE LIBOR USD 3 Month+7.730% 10/20/29 (B)	9,000,000	5,148,000
Ivy Hill Middle Market Credit Fund X, Ser 2018-10A, Cl DR 8.415%, VAR ICE LIBOR USD 3 Month+7.280% 07/18/30 (B)	21,000,000	12,922,980
Ivy Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl D 8.889%, 04/18/30	15,555,000	10,110,750
Ivy Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl SUB 04/18/30 (B)(C)	1,667,000	666,800
Lockwood Grove CLO, Ser 2014-1A, Cl ERR 7.644%, 01/25/30	17,100,000	10,260,000
Lockwood Grove CLO, Ser 2014-1A, Cl SUB 01/25/30 (B)(C)	25,988,000	10,135,320

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

March 31, 2020

Description	Par Value	Fair Value

Marathon CLO, Ser 2019-2a, Cl BA 5.203%, 01/20/33	$1,000,000	$814,870
Marathon CLO, Ser 2019-2A, Cl C1A 6.773%, VAR ICE LIBOR USD 3 Month+4.870% 01/20/33 (B)	1,000,000	775,000
Marathon CLO, Ser 2019-2A, Cl C2 7.873%, 01/20/33	1,000,000	735,000
MCF CLO VIII, Ser 2018-1A, Cl SUB 07/18/30 (B)(C)	27,710,000	17,579,501
Monroe Capital MML CLO, Ser 2018-1A, Cl ER 9.052%, VAR ICE LIBOR USD 3 Month+7.250% 07/22/28 (B)	15,000,000	10,516,500
Mountain View CLO, Ser 2017-1A, Cl DR 5.461%, VAR ICE LIBOR USD 3 Month+4.150% 10/12/30 (B)	2,000,000	1,560,000
Mountain View CLO, Ser 2017-1A, Cl ER 9.011%, VAR ICE LIBOR USD 3 Month+7.700% 10/12/30 (B)	10,000,000	4,000,000
Neuberger Berman CLO XV, Ser 2013-15A, Cl SUB 10/15/29 (B)	19,868,600	3,973,720
Neuberger Berman CLO XV, Ser 2017-15A, Cl FR 9.699%, VAR ICE LIBOR USD 3 Month+8.480% 10/15/29 (B)	5,100,000	2,551,530
Neuberger Berman CLO XVII, Ser 2020-17A, Cl ER2 8.298%, VAR ICE LIBOR USD 3 Month+7.200% 04/22/29 (B)	6,200,000	3,839,040
Neuberger Berman CLO XVI-S, Ser 2018-16SA, Cl SUB 01/15/28 (B)(C)	17,822,117	4,455,529
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB 10/17/30 (B)(C)	26,625,000	10,117,500
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUBF 0.100%, 10/17/30 (B)	818,231	122,735
Neuberger Berman Loan Advisers CLO 24, Ser 2017-24A, Cl INC 04/19/30 (B)(C)	15,000,000	6,000,000
Neuberger Berman Loan Advisers CLO 25, Ser 2017-25A, Cl INC 10/18/29 (B)(C)	16,000,000	4,960,000
Neuberger Berman Loan Advisers CLO 26, Ser 2017-26A, Cl INC 10/18/30 (B)(C)	13,600,000	5,440,000
Neuberger Berman Loan Advisers CLO 27, Ser 2018-27A, Cl INC 01/15/30 (B)(C)	12,000,000	6,120,000
Neuberger Berman Loan Advisers CLO 27, Ser 2018-27A, Cl SUBN 0.072%, 01/15/30 (B)	295,867	103,553
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl 1ISR 10/19/31 (B)(C)	92,000	73,600
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl 2ISR 10/19/31 (B)(C)	331,457	265,166
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl INC 10/19/31 (B)(C)	18,000,000	7,200,000
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl SPRI 0.110%, 10/19/31 (B)	800,000	560,000
Neuberger Berman Loan Advisers CLO 30, Ser 2019-30A, Cl INC 01/20/31 (B)(C)	4,050,000	1,884,465
Neuberger Berman Loan Advisers CLO 32, Ser 2019-32A, Cl INC 01/19/32 (B)(C)	18,300,000	10,980,000
Neuberger Berman Loan Advisers CLO 32, Ser 2019-32A, Cl SINC 0.051%, 01/19/32 (B)	1,325,406	1,192,865
Neuberger Berman Loan Advisers CLO 36, Ser 2020-36A, Cl INC 04/20/33 (B)(C)	8,625,000	6,468,750
Neuberger Berman Loan Advisers CLO 36, Ser 2020-36A, Cl SPIN 04/20/33 (B)(C)	111,146	100,031
NewStar Berkeley Fund CLO, Ser 2016-1A, Cl E 9.544%, VAR ICE LIBOR USD 3 Month+7.750% 10/25/28 (B)	23,142,000	11,594,142
NewStar Berkeley Fund CLO, Ser 2016-1A, Cl SUB 10/25/28 (B)(C)	32,718,000	8,179,500
NewStar Berkeley Fund CLO, Ser 2019-1A, Cl DR 6.544%, VAR ICE LIBOR USD 3 Month+4.750% 10/25/28 (B)	5,269,000	4,578,761
NewStar Clarendon Fund CLO, Ser 2015-1A, Cl E 7.844%, VAR ICE LIBOR USD 3 Month+6.050% 01/25/27 (B)	23,726,000	14,971,106

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

March 31, 2020

Description	Par Value	Fair Value

NewStar Exeter Fund CLO, Ser 2015-1RA, Cl E 9.019%, VAR ICE LIBOR USD 3 Month+7.200% 01/20/27 (B)	$9,000,000	$6,300,000
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB 04/20/30 (B)(C)	50,029,000	18,771,381
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl CN 4.715%, VAR ICE LIBOR USD 3 Month+3.580% 04/20/30 (B)	5,300,000	3,095,200
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl DN 8.515%, VAR ICE LIBOR USD 3 Month+7.380% 04/20/30 (B)	12,600,000	6,350,400
OCP CLO, Ser 2017-13A, Cl SUB 07/15/30 (B)(C)	11,500,000	4,973,750
OCP CLO, Ser 2017-14A, Cl SUB 11/20/30 (B)(C)	16,333,000	6,533,200
OCP CLO, Ser 2017-6A, Cl ER 9.195%, VAR ICE LIBOR USD 3 Month+8.060% 10/17/30 (B)	10,800,000	5,201,280
OCP CLO, Ser 2019-16A, Cl SUB 01/20/32 (B)(C)	9,000,000	3,125,160
OCP CLO, Ser 2019-17A, Cl SUB 07/20/32 (B)(C)	15,000,000	6,080,400
Pulsar Funding I, Ser 2019-1A, Cl B 4.635%, VAR ICE LIBOR USD 3 Month+3.500% 01/20/33 (B)	2,000,000	1,560,000
Shackleton CLO, Ser 2018-6RA, Cl F 9.505%, VAR ICE LIBOR USD 3 Month+8.370% 07/17/28 (B)	6,000,000	2,944,200
Shackleton CLO, Ser 2018-6RA, Cl SU 07/17/28 (C)	19,200,000	3,072,000
Shackleton CLO, Ser 2019-14A, Cl SUB 07/20/30 (B)(C)	15,750,000	7,717,500
Shackleton CLO, Ser 2019-XV, Cl SUB 01/15/30 (C)	10,000,000	5,000,000
TCW CLO, Ser 2017-1A, Cl SUB 07/29/29 (B)(C)	26,999,000	15,929,410
TCW CLO, Ser 2018-1A, Cl SUB 04/25/31 (B)(C)	29,703,000	12,406,943
TCW CLO, Ser 2019-2A, Cl E 8.535%, VAR ICE LIBOR USD 3 Month+7.400% 10/20/32 (B)	4,000,000	2,360,000
TCW CLO, Ser 2019-2A, Cl SUB 10/20/32 (B)(C)	28,463,000	19,354,840
TCW CLO, Ser 2017-1A, Cl DR 4.730%, VAR ICE LIBOR USD 3 Month+3.150% 07/29/29 (B)	6,000,000	4,260,000
TCW CLO, Ser 2017-1A, Cl ER 8.330%, VAR ICE LIBOR USD 3 Month+6.750% 07/29/29 (B)	6,500,000	4,030,000
Telos CLO, Ser 2018-5A, Cl DR 4.435%, VAR ICE LIBOR USD 3 Month+3.300% 04/17/28 (B)	18,758,000	12,755,440
Telos CLO, Ser 2018-5A, Cl ER 7.695%, VAR ICE LIBOR USD 3 Month+6.560% 04/17/28 (B)	24,500,000	15,435,000
Trinitas CLO III, Ser 2018-3A, Cl DR 4.019%, VAR ICE LIBOR USD 3 Month+2.800% 07/15/27 (B)	6,625,000	5,035,000
Trinitas CLO X, Ser 2019-10A, Cl E 8.119%, VAR ICE LIBOR USD 3 Month+6.900% 04/15/32 (B)	15,000,000	7,500,000
Valhalla CLO, Ser 2004-1A, Cl EIN 08/01/20 (B)(C)	6,500,000	975,000
Venture 28 CLO, Ser 2017-28AA, Cl SUB 10/20/29 (B)(C)	25,000,000	12,000,000
Venture 35 CLO, Ser 2018-35A, Cl SUB 10/22/31 (B)(C)	26,039,000	11,196,770
Venture CDO, Ser 2016-25A, Cl SUB 04/20/29 (B)(C)	11,620,000	5,345,200
Venture XXVI CLO, Ser 2017-26A, Cl SUB 01/20/29 (B)(C)	10,526,000	3,684,100
Venture XXVIII CLO, Ser 2017-28A, Cl SUB 07/20/30 (B)(C)	21,122,000	10,983,440
Voya CLO, Ser 2015-3A, Cl ER 9.635%, VAR ICE LIBOR USD 3 Month+8.500% 10/20/31 (B)	18,400,000	11,476,816

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

March 31, 2020

Description	Par Value	Fair Value
Voya CLO, Ser 2015-3A, Cl SUB 10/20/31 (B)(C)	$56,700,000	$25,016,040
Voya CLO, Ser 2019-1A, Cl SUB 04/15/31 (B)(C)	4,300,000	3,182,000

		932,429,344

IRELAND — 10.3%
Apex Credit CLO, Ser 2017-1A, Cl C 4.601%, VAR ICE LIBOR USD 3 Month+2.800% 04/24/29 (B)	3,265,000	2,807,900
Apex Credit CLO, Ser 2017-1A, Cl D 5.401%, VAR ICE LIBOR USD 3 Month+3.600% 04/24/29 (B)	5,485,000	4,168,600
Apex Credit CLO, Ser 2017-1A, Cl E 8.151%, VAR ICE LIBOR USD 3 Month+6.350% 04/24/29 (B)	10,500,000	6,300,000
Battalion CLO V, Ser 2014-5A, Cl SUB 04/17/26 (B)(C)	33,031,000	644,105
Battalion CLO VIII, Ser 2015-8A, Cl SUB 07/18/30 (B)(C)	23,307,000	9,322,800
Benefit Street Partners CLO II, Ser 2013-IIA, Cl SUB 07/15/24 (B)(C)	23,450,000	5,628,000
Cerberus Loan Funding XVIII, Ser 2017-1A, Cl E 7.969%, VAR ICE LIBOR USD 3 Month+6.750% 04/15/27 (B)	18,000,000	17,305,200
CVP Cascade CLO, Ser 2014-2A, Cl D 6.619%, VAR ICE LIBOR USD 3 Month+4.800% 07/18/26 (B)	7,386,000	3,323,700
CVP Cascade CLO, Ser 2014-2A, Cl E 7.619%, VAR ICE LIBOR USD 3 Month+5.800% 07/18/26 (B)	8,000,000	2,800,000
ICE Global Credit CLO, Ser 2013-1A, Cl INC 04/20/24 (B)(C)	12,500,000	1,250
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl D 9.379%, VAR ICE LIBOR USD 3 Month+7.560% 07/20/29 (B)	20,790,000	12,558,615
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB 07/20/29 (B)(C)	4,200,000	2,784,474
JFIN Revolver CLO, Ser 2017-5A, Cl B 5.300%, 04/20/24 (B)	19,000,000	18,905,000
JFIN Revolver CLO, Ser 2017-5A, Cl C 7.150%, 04/20/24 (B)	14,500,000	12,905,000
Longfellow Place CLO, Ser 2017-1A, Cl DRR 5.719%, VAR ICE LIBOR USD 3 Month+4.500% 04/15/29 (B)	836,000	651,244
Longfellow Place CLO, Ser 2017-1A, Cl ERR 8.919%, VAR ICE LIBOR USD 3 Month+7.700% 04/15/29 (B)	4,000,000	1,925,600
Longfellow Place CLO, Ser 2017-1A, Cl FRR 9.719%, VAR ICE LIBOR USD 3 Month+8.500% 04/15/29 (B)	7,362,500	2,429,625
Neuberger Berman CLO XVII, Ser 2014-17A, Cl SUB 04/22/29 (B)(C)	5,900,000	1,475,000
OCP CLO, Ser 2017-4A, Cl ER 9.651%, VAR ICE LIBOR USD 3 Month+7.850% 04/24/29 (B)	8,250,000	2,475,000
Shackleton CLO, Ser 2014-6A, Cl SUB 07/17/26 (B)(C)	23,850,000	2,385
Zohar CDO, Ser 2007-3A, Cl A2 2.695%, VAR ICE LIBOR USD 3 Month+0.550% 04/15/19 (B)(D)	90,000,000	15,750,000
Zohar CDO, Ser 2007-3A, Cl A3 2.895%, VAR ICE LIBOR USD 3 Month+0.750% 04/15/19 (B)(D)	56,000,000	2,800,000

		126,963,498

JERSEY — 1.3%
Saranac CLO I, Ser 2017-1A, Cl ER 9.494%, VAR ICE LIBOR USD 3 Month+7.700% 07/26/29 (B)	18,000,000	11,520,000
Saranac CLO VII, Ser 2017-2A, Cl ER 8.415%, VAR ICE LIBOR USD 3 Month+6.720% 11/20/29 (B)	7,750,000	4,650,000

		16,170,000

UNITED STATES — 13.1%
Battalion CLO XVI, Ser 2019-16A, Cl SUB 12/19/32 (B)(C)	28,838,000	14,419,000
Benefit Street Partners Warehouse Note (C)	11,250,000	10,687,500

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

March 31, 2020

Description	Par Value/Shares	Fair Value
Callidus ABL CLO, Ser 2016-1A, Cl A 3.990%, 12/07/21 (B)	$5,428,927	$3,094,488
Callidus ABL CLO, Ser 2016-1A, Cl B 5.430%, 12/07/21 (B)	11,500,000	6,411,250
Callidus ABL CLO, Ser 2016-1A, Cl C 6.790%, 12/07/21 (B)	7,000,000	3,885,000
Callidus ABL CLO, Ser 2016-1A, Cl D 9.290%, 12/07/21 (B)	5,250,000	2,782,500
Ivy Hill IV Warehouse Note 07/03/21 (C)(D)	85,000,000	68,000,000
OCP CLO Warehouse Note (C)	7,500,000	7,125,000
TCW Warehouse Note (C)	45,000,000	45,000,000

		161,404,738

Total Asset-Backed Securities (Cost $1,762,423,410)		1,236,967,580

COMMON STOCK — 1.1%

UNITED STATES — 1.1%
Apollo Investment	851,279	5,746,133
Ares Capital	661,478	7,130,733
BlackRock TCP Capital	132,598	828,738

Total Common Stock (Cost $24,252,467)		13,705,604

CASH EQUIVALENT — 0.0%

UNITED STATES (E) (F) — 0.0%
SEI Daily Income Trust Government Fund, Cl F, 0.290%	71,231	71,231

Total Cash Equivalent (Cost $71,231)		71,231

Total Investments — 101.6%
(Cost $1,786,747,108)		$1,250,744,415

Percentages based on Limited Partners’ Capital of $1,231,122,387.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

Ser — Series

USD — United States Dollar

VAR — Variable

(A)	Securities considered illiquid. The total value of such securities as of March 31, 2020 was $1,236,967,580 and represented 100.5% of Partners’ Capital.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended. At March 31, 2020, the market value of Rule 144A positions amounted to $963,102,371 78.2% of Limited Partners’ Capital.
(C)	Represents equity/residual investments for which estimated effective yields are applied.
(D)	Security fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of March 31, 2020 was $86,550,000 and represented 7.0% of Limited Partners’ Capital.
(E)	Rate shown is the 7-day effective yield as of March 31, 2020.
(F)	Investment in affiliated security.

Various inputs are used in determining the fair value of investments. For more information on valuation inputs and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statement.

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

March 31, 2020

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$—	$—	$1,236,967,580	$1,236,967,580
Common Stock	13,705,604	—	—	13,705,604
Cash Equivalent	71,231	—	—	71,231

Total Investments in Securities	$13,776,835	$—	$1,236,967,580	$1,250,744,415

(1)	Of the $1,236,967,580 in Level 3 securities as of March 31, 2020, $1,150,417,580 was valued via dealer quotes.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Asset-Backed Securities
Beginning balance as of January 1, 2020	$1,788,457,348
Accrued discounts/premiums	385,080
Realized gain/(loss)	4,152,918
Change in unrealized appreciation/(depreciation)	(597,922,179)
Proceeds from sales	(115,829,112)
Purchases	157,723,525

Ending balance as of March 31, 2020	$1,236,967,580

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(598,576,331)

For the period ended March 31, 2020, there were no transfers into or out of Level 3 assets and liabilities. Transfers, if any, are recognized at period end.

Amounts designated as “—” are $0 or have been rounded to $0.